Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Restricted Cash	$ 757
Mineral property, plant and equipment	133,711	142,472
Total non-current assets	134,468	142,472
Current assets
Amounts receivable and prepaid expenses	994	679
Cash and cash equivalents	67,158	7,196
Total current assets	68,152	7,875
Total Assets	202,620	150,347
Capital and reserves
Share capital	513,304	452,132
Reserves	95,168	102,821
Deficit	(470,971)	(406,106)
Total equity	137,501	148,847
Non-current liabilities
Non-refundable early option price installment	47,149
Trade and other payables	6,650
Total non-current liabilities	53,799
Current liabilities
Payables to related parties	1,052	240
Trade and other payables	10,268	1,260
Total current liabilities	11,320	1,500
Total liabilities	65,119	1,500
Total Equity and Liabilities	202,620	150,347
Commitments (note 12)